Fair value measurement - Deferred consideration (Details) - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Contingent consideration in relation to investments and acquisitions
Balance as of beginning	¥ 3,039	¥ 0
Additions		3,022
Net increase in fair value	40	14
Foreign currency translation adjustments	(60)	3
Balance as of end	¥ 3,019	¥ 3,039